Subsequent event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2013 Agreement	Dec. 31, 2012 Budong PSC [Member]	Jun. 30, 2013 Subsequent Event [Member]	Apr. 09, 2013 Subsequent Event [Member] Budong PSC [Member]
Subsequent Event (Textual) [Abstract]
Acquired additional participating interest, third acquisition		7.10%		7.10%
Number of agreement entered	2
Expenses incurred under new agreements			$ 1.5